PROPERTY, PLANT AND EQUIPMENT - Additional information on leases and depreciation rates (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		R$ 46,812,381	R$ 46,318,147	R$ 45,898,185
Additions	[1]	11,075,032	10,501,755
Revaluation increase (decrease), property, plant and equipment	[2]	(141,532)	(369,905)
Net transfers	[3]	(35,058)	(134,490)
Subletting		(65,290)	(36,800)
Depreciation, property, plant and equipment		(10,339,983)	(9,540,632)
Write Offs, Net Related To Cancellation Of Lease Agreements		74,258	(335,351)
Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		13,247,618	12,080,117	11,408,641
Additions		4,774,379	4,401,838
Subletting		(65,290)	(36,800)
Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		185,180,626	175,007,967
Gross carrying amount | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		30,069,796	25,695,483
Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(138,368,245)	(128,689,820)
Accumulated depreciation and amortisation [member] | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(16,822,178)	(13,615,366)
Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment			34
VSS
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		1,065
Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		22,770,806	23,266,868	22,314,978
Additions	[1]	162,171	166,766
Revaluation increase (decrease), property, plant and equipment	[2]	(10,653)	(2,914)
Net transfers	[3]	3,266,774	4,163,467
Subletting		0	0
Depreciation, property, plant and equipment		(3,914,354)	(3,375,429)
Switching and transmission equipment | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		253,131	203,519	245,216
Additions		139,125	20,134
Subletting		R$ 0	R$ 0
Switching and transmission equipment | Minimum | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		10.00%	10.00%
Switching and transmission equipment | Maximum | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		66.67%	66.67%
Switching and transmission equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		R$ 91,758,158	R$ 88,601,631
Switching and transmission equipment | Gross carrying amount | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		520,634	395,901
Switching and transmission equipment | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(68,987,352)	(65,334,763)
Switching and transmission equipment | Accumulated depreciation and amortisation [member] | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(267,503)	(192,382)
Switching and transmission equipment | Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment			0
Switching and transmission equipment | VSS
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		0
Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		15,990,041	14,929,179	14,282,867
Additions	[1]	4,707,950	4,540,935
Revaluation increase (decrease), property, plant and equipment	[2]	(111,421)	(346,320)
Net transfers	[3]	358,091	278,710
Subletting		(65,290)	(36,800)
Depreciation, property, plant and equipment		(3,829,001)	(3,790,213)
Infrastructure | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		12,989,228	11,862,992	11,082,417
Additions		4,634,552	4,442,927
Subletting		R$ (65,290)	R$ (36,800)
Infrastructure | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		2.50%	2.50%
Infrastructure | Minimum | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		2.36%	2.36%
Infrastructure | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		50.00%	20.00%
Infrastructure | Maximum | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		92.31%	92.31%
Infrastructure | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		R$ 47,318,029	R$ 42,700,577
Infrastructure | Gross carrying amount | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		29,418,847	25,166,150
Infrastructure | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(31,327,988)	(27,771,398)
Infrastructure | Accumulated depreciation and amortisation [member] | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(16,429,619)	(13,303,158)
Infrastructure | Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment			0
Infrastructure | VSS
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		533
Lending equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		5,510,213	5,401,694	5,149,038
Additions	[1]	85,285	102,262
Revaluation increase (decrease), property, plant and equipment	[2]	(469)	(133)
Net transfers	[3]	2,185,708	1,993,228
Subletting		0	0
Depreciation, property, plant and equipment		R$ (2,162,005)	R$ (1,842,701)
Lending equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		20.00%	20.00%
Lending equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		50.00%	50.00%
Lending equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		R$ 31,701,975	R$ 29,511,295
Lending equipment | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(26,191,762)	(24,109,601)
Lending equipment | Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment			0
Lending equipment | VSS
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		0
Terminal equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		212,486	421,385	677,218
Additions	[1]	32	6,406
Revaluation increase (decrease), property, plant and equipment	[2]	(536)	(81)
Net transfers	[3]	36,752	75,793
Subletting		0	0
Depreciation, property, plant and equipment		R$ (245,147)	R$ (337,951)
Terminal equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		10.00%	10.00%
Terminal equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		50.00%	50.00%
Terminal equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		R$ 6,582,403	R$ 6,571,924
Terminal equipment | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(6,369,917)	(6,150,539)
Terminal equipment | Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment			0
Terminal equipment | VSS
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		0
Land [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		239,265	249,536	252,085
Additions	[1]	0	0
Revaluation increase (decrease), property, plant and equipment	[2]	(10,271)	(2,549)
Net transfers	[3]	0	0
Subletting		0	0
Depreciation, property, plant and equipment		0	0
Land [member] | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		239,265	249,536
Land [member] | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		0	0
Land [member] | Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment			0
Land [member] | VSS
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		0
Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		453,959	512,930	632,082
Additions	[1]	117,026	75,836
Revaluation increase (decrease), property, plant and equipment	[2]	0	(6,214)
Net transfers	[3]	12,947	5,530
Subletting		0	0
Depreciation, property, plant and equipment		(189,476)	(194,338)
Other property, plant and equipment [member] | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		5,259	13,606	81,008
Additions		702	(61,223)
Subletting		R$ 0	R$ 0
Other property, plant and equipment [member] | Minimum | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		26.09%	26.09%
Other property, plant and equipment [member] | Maximum | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		40.00%	40.00%
Other property, plant and equipment [member] | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		R$ 5,945,185	R$ 5,836,449
Other property, plant and equipment [member] | Gross carrying amount | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		130,315	133,432
Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(5,491,226)	(5,323,519)
Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member] | Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		(125,056)	(119,826)
Other property, plant and equipment [member] | Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment			34
Other property, plant and equipment [member] | VSS
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		532
Construction in progress [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		1,635,611	1,536,555	R$ 2,589,917
Additions	[1]	6,002,568	5,609,550
Revaluation increase (decrease), property, plant and equipment	[2]	(8,182)	(11,694)
Net transfers	[3]	(5,895,330)	(6,651,218)
Subletting		0	0
Depreciation, property, plant and equipment		0	0
Construction in progress [member] | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		1,635,611	1,536,555
Construction in progress [member] | Accumulated depreciation and amortisation [member]
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment		0	0
Construction in progress [member] | Liabilities for the acquisition of a company - Vita IT
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment			R$ 0
Construction in progress [member] | VSS
PROPERTY, PLANT AND EQUIPMENT
Acquisitions through business combinations, property, plant and equipment		R$ 0
Switching and transmission equipment and media | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		2.50%	2.50%
Switching and transmission equipment and media | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		66.67%	19.67%
Other P&E assets | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		10.00%	10.00%
Other P&E assets | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property, plant and equipment		25.00%	25.00%

[1]	Additions from property and equipment mainly refers to: (i) in 2024: Investments were mainly directed towards accelerating the 5G mobile network, in addition to strengthening the transmission backhaul, backbone and network, and FTTH customers. These were some of the initiatives that drove our commercial growth this year, reinforcing our commitment to the quality of our services and ensuring healthy and consistent growth; (ii) in 2023: investments mainly concentrated in networks, which included 4G and 5G mobile access, transmission backhaul, backbone and network and FTTH customers. The investments helped sustain our commercial and revenue growth, whilst maintaining the quality of services provided and were also designed to prepare us for medium-term growth.
[2]	In infrastructure, includes the amounts of R$74,258 and R$335,351 in 2024 and 2023, respectively, referring to the cancellation of lease agreements.
[3]	Total balances refer to transfers between classes of fixed and intangible assets (Note 14.c.).